INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2017
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

13.	INVESTMENT IN FINANCE LEASE

As of December 31, 2017, one of the Company's vessels was accounted for as a sales-type lease (2016: one). The components of the investment in the sales-type lease may be summarized as follows:

(in thousands of $)	2017	2016
Net minimum lease payments receivable	22,070	33,563
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(1,983)	(3,731)
Total investment in sales-type lease	30,908	40,653
Current portion	9,126	9,745
Long-term portion	21,782	30,908
	30,908	40,653

The minimum future gross revenues to be received under the sales-type lease as of December 31, 2017 are as follows:

(in thousands of $)
2018	10,419
2019	11,493
2020	158
2021	—
2022	—
Thereafter	—
22,070

The counterparty to the lease is a state-owned oil company, which the Company has deemed to have a low credit risk.